CONVERTIBLE REDEEMABLE PREFERRED STOCK, COMMON STOCK AND NON-CONTROLLING INTEREST (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Common Stock, Shares Authorized	199,829		199,829	199,829
Common Stock, Par or Stated Value Per Share	$ 1.00		$ 1.00	$ 1.00
Common Stock, Shares, Issued	87,329		87,329	191,606
Proceeds from Issuance of Common Stock			$ 600,000
Temporary Equity, Shares Authorized	112,500		112,500	112,500
Temporary Equity, Par or Stated Value Per Share	$ 1,000		$ 1,000	$ 1,000
Temporary Equity, Shares Issued	89,114		89,114	64,047
Temporary Equity, Shares Outstanding	89,114		89,114	64,047
Preferred Stock, Dividend Rate, Percentage			8.00%	8.00%
Proceeds from Issuance of Redeemable Convertible Preferred Stock	0	18,199,180	21,899,180	20,564,000
Payments of Stock Issuance Costs			274,000
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash			(7,517,915)	(5,211,325)
Dividends, Common Stock, Cash			12,700,000	9,100,000
Dividends, Common Stock, Paid-in-kind				6,000,000
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends			(45,843)	(1,185,050)
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Dividend On Common Stock				(6,000,000)
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date			0	0
Accrued Convertible Redeemable Preferred Stock Dividends	(6,303,748)			(167,305)
Dividend On Common Stock And Participating Preferred Dividend Declared			(12,700,000)	(9,100,000)
Common Stock, Dividends, Per Share, Declared			$ 145.43
Dividends	6,303,622	5,769,050	12,700,000	9,267,305
Dividends Accrued, Gross			13,781,469	15,267,305
Dividends Payable			23,177,503	9,840,005	7,750,585
Stockholders' Equity Attributable to Noncontrolling Interest	3,716,292		20,483,964	3,202,768
Odyssey And Orion [Member]
Noncontrolling Interest [Line Items]
Dividends			2,162,938
NBH [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest			1,190,000	2,101,000
NBHC [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest			18,660,000	1,101,000
Bulk Cajun [Member]
Noncontrolling Interest [Line Items]
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash			7,517,915
Debt Instrument, Face Amount			11,000,000	10,000,000
Stockholders' Equity Attributable to Noncontrolling Interest			543,000			(7,000)
BVH [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest			543,000	(7,000)
Redeemable Convertible Preferred Stock [Member]
Noncontrolling Interest [Line Items]
Temporary Equity, Shares Authorized			112,500	112,500
Temporary Equity, Par or Stated Value Per Share			$ 1,000	$ 1,000
Temporary Equity, Shares Issued			89,114	64,047
Temporary Equity, Shares Outstanding			89,114	64,047
Preferred Stock, Dividend Rate, Percentage			8.00%
Preferred Stock, Voting Rights			During any period in which the investors own less than 20% of the common shares outstanding, the Company is restricted from taking certain actions without the prior written consent of the investors. Furthermore, during any period in which the investors own 20% or more of the common shares outstanding, the Company is also restricted from taking certain actions without the prior written consent of the investors
Shares, Issued				20,564
Payments of Stock Issuance Costs				256,000
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash			29,143,355	25,518,875
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends			213,152	7,362,935
Stock Issued During Period, Shares, Issuance Of Convertible Redeemable Preferred Stock As Repayment Of Notes Payable			3,000.000	5,675.000
Stock Issued During Period, Shares, Issuance Of Preferred Stock As Settlement Of Dividend On Common Stock				6,000.000
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Dividend On Common Stock				6,000,000
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date			0	0
Dividends, Preferred Stock, Cash			6,288,000	4,021,000
Accrued Convertible Redeemable Preferred Stock Dividends	0			0
Dividend On Common Stock And Participating Preferred Dividend Declared			0	0
Stock Issued During Period, Shares, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends			167.309	6,177.885
Increase in Carrying Amount of Redeemable Preferred Stock			1,429,217
Redeemable Convertible Preferred Stock [Member] | Common Stock Dividends Declared In 2008 [Member]
Noncontrolling Interest [Line Items]
Dividends, Common Stock, Cash				1,000,000
Redeemable Convertible Preferred Stock [Member] | Common Stock Dividends Declared In 2012 [Member]
Noncontrolling Interest [Line Items]
Dividends, Common Stock, Paid-in-kind				4,325
Redeemable Convertible Preferred Stock [Member] | Shareholder Loan In 2011 [Member]
Noncontrolling Interest [Line Items]
Stock Issued During Period, Shares, Issuance Of Convertible Redeemable Preferred Stock As Repayment Of Notes Payable				5,675.000
Redeemable Convertible Preferred Stock [Member] | Common Stock Dividends Declared In Year [Member]
Noncontrolling Interest [Line Items]
Stock Issued During Period, Shares, Issuance Of Preferred Stock As Settlement Of Dividend On Common Stock				6,000.000
Redeemable Convertible Preferred Stock [Member] | Preferred Stock Dividends Declared In 2011 [Member]
Noncontrolling Interest [Line Items]
Shares, Issued			1,853	1,852.885
Redeemable Convertible Preferred Stock [Member] | Stockholder Agreement [Member]
Noncontrolling Interest [Line Items]
Preferred Stock, Conversion Basis				916.07
Preferred Stock, Discount on Shares				1,372,000
Common Stock [Member]
Noncontrolling Interest [Line Items]
Share Price			$ 6.87
Convertible Preferred Stock, Shares Issued upon Conversion			112,500
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash			0	0
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends			0	0
Stock Issued During Period, Shares, Issuance Of Convertible Redeemable Preferred Stock As Repayment Of Notes Payable			0	0
Stock Issued During Period, Shares, Issuance Of Preferred Stock As Settlement Of Dividend On Common Stock				0
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Dividend On Common Stock				0
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date			0	0
Accrued Convertible Redeemable Preferred Stock Dividends	0			0
Dividend On Common Stock And Participating Preferred Dividend Declared			0
Stock Issued During Period, Shares, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends			0	0
Founder [Member]
Noncontrolling Interest [Line Items]
Common Stock, Shares, Issued			87,329
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash			0	0
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends			0	0
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Dividend On Common Stock				0
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date			0	0
Accrued Convertible Redeemable Preferred Stock Dividends	0			0
Dividend On Common Stock And Participating Preferred Dividend Declared			0
Dividends Payable			904,803
Retained Earnings [Member]
Noncontrolling Interest [Line Items]
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash			(7,105,607)	(5,211,325)
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends			(45,843)	(1,185,050)
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Dividend On Common Stock				(6,000,000)
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date			(4,927,423)	(4,584,272)
Accrued Convertible Redeemable Preferred Stock Dividends	(6,303,748)			(167,305)
Dividend On Common Stock And Participating Preferred Dividend Declared			(8,155,270)	(2,827,943)
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock			1,261,797
Additional Paid-in Capital [Member]
Noncontrolling Interest [Line Items]
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash			(412,308)	0
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends			0	0
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Dividend On Common Stock				0
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date			4,927,423	4,584,272
Accrued Convertible Redeemable Preferred Stock Dividends	0			0
Dividend On Common Stock And Participating Preferred Dividend Declared			(4,544,730)	(6,272,057)
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock			167,420
Parent [Member]
Noncontrolling Interest [Line Items]
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash			(7,517,915)	(5,211,325)
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends			(45,843)	(1,185,050)
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Dividend On Common Stock				(6,000,000)
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date			0	0
Accrued Convertible Redeemable Preferred Stock Dividends	(6,303,748)			(167,305)
Dividend On Common Stock And Participating Preferred Dividend Declared			$ (12,700,000)	$ (9,100,000)